Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 1,287,829	¥ 1,116,770		¥ 1,496,969
Consolidated, Income (loss) before income taxes		248,261	(37,701)		328,158
Consolidated, Long-lived assets		458,913	369,658		423,949
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue		229,265	169,581	[1]	268,653	[1]
Consolidated, Income (loss) before income taxes		7,354	(114,081)		(8,771)
Consolidated, Long-lived assets		84,904	50,829		117,323
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	115,483	131,175		168,186
Consolidated, Income (loss) before income taxes		(14,067)	(56,851)		(14,654)
Consolidated, Long-lived assets		52,179	56,821		67,010
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	42,571	47,977		68,011
Consolidated, Income (loss) before income taxes		19,817	5,014		22,751
Consolidated, Long-lived assets		29,618	9,588		8,613
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	387,319	348,733		504,850
Consolidated, Income (loss) before income taxes		13,104	(165,918)		(674)
Consolidated, Long-lived assets		166,701	117,238		192,946
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	900,510	768,037		992,119
Consolidated, Income (loss) before income taxes		235,157	128,217		328,832
Consolidated, Long-lived assets		¥ 292,212	¥ 252,420		¥ 231,003

[1]	There is no revenue derived from transactions with a single major external customer.